Stock Index Fund Expense Example - Stock Index Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	92
Expense Example, with Redemption, 5 Years	166
Expense Example, with Redemption, 10 Years	$ 385